FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 200-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

11/14/2007
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      17
                                                ---------------
Form 13F Information Table Value Total:         $       278,761
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                            as of September 30, 2007


                                 TITLE OF                  VALUE     SHARES/   SH/   PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP    (X$1000)    PRN AMT   PRN   CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
---------------------------    ------------   --------- ----------- ---------  ---   ----  -------  --------  ------- -------- -----
AON                             com             037389103     26,662    595,000 SH           Sole      0        595,000
CEMEX SA de CV                  SPONSORED ADR  '151290889     26,161    874,366 SH           Sole      0        874,366
COMCAST CORP Special Class A    com             20030N200      5,499    229,500 SH           Sole      0        229,500
DELL Inc.                       com             24702R101     30,526  1,106,000 SH           Sole      0      1,106,000
DIRECTV Group Inc               com             25459L106     21,964    904,600 SH           Sole      0        904,600
Discovery Holdings              com             25468Y107      1,823     63,200 SH           Sole      0         63,200
Disney                          com             254687106     23,382    693,000 SH           Sole      0        693,000
FEDEX CORP                      com             31428X106     20,112    192,000 SH           Sole      0        192,000
General Motors Corporation      com             370442105     22,277    607,000 SH           Sole      0        607,000
 Level 3 Communications         com             52729N100     23,469  5,047,188 SH           Sole      0      5,047,188
Liberty Media Holding Corp -
  Interactive                   com             53071M104     12,832    668,000 SH           Sole      0        668,000
Liberty Media Holding Corp -
  Capital                       com             53071M302     13,950    111,750 SH           Sole      0        111,750
 SPRINT NEXTEL CORP             com             852061100     19,209  1,011,000 SH           Sole      0      1,011,000
FAIRFAX FINL HLDGS LTD          sub vtg com     303901593      4,868     20,000 SH           Sole      0         20,000
FAIRFAX FINL HLDGS LTD          sub vtg com     303901102     14,762     60,500 SH           Sole      0         60,500
TELEPHONE + DATA SYS INC        special commom  879433860      5,208     84,000 sh           Sole      0         84,000
TELEPHONE + DATA SYS INC        com             879433100      5,607     84,000 sh           Sole      0         84,000
                                                             -------    ----------                              ----------
                                                             278,761    12,351,104                              12,351,104
                                                             =======    ==========                              ==========
